Earnings per share - Summary of Amounts and Numbers Used in Calculation of Net Income Attributable to NHI Shareholders Per Share (Basic and Diluted) (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Line Items]
Basic-Net income (loss) attributable to NHI shareholders	¥ 38,113	¥ 2,809	¥ 104,007	¥ 4,700
Basic-Weighted average number of shares outstanding	3,704,488,401	3,691,932,626	3,705,701,979	3,682,504,520
Basic-Net income (loss) attributable to NHI shareholders per share	¥ 10.29	¥ 0.76	¥ 28.07	¥ 1.28
Diluted-Net income (loss) attributable to NHI shareholders	¥ 38,108	¥ 2,793	¥ 103,984	¥ 4,678
Diluted-Weighted average number of shares outstanding	3,813,279,230	3,755,137,084	3,822,698,904	3,746,279,139
Diluted-Net income (loss) attributable to NHI shareholders per share	¥ 9.99	¥ 0.74	¥ 27.20	¥ 1.25